Accounts Receivable - Accounts Receivable (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts receivable, gross	€ 1,776.9	€ 702.4
Allowance for doubtful receivables	(4.6)	(2.2)	€ (5.6)
Accounts receivable, net	€ 1,772.3	€ 700.2